Interest and Other Income (Tables)	12 Months Ended
Dec. 31, 2019
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Summary Of Interest and Other Income

	2019	2018	2017
	Million	Million	Million
Interest income	10,065	11,443	12,884
Fair value gains recognized, net	5,495	4,442	2,999

	15,560	15,885	15,883